OTHER NET INCOME	6 Months Ended
Jun. 30, 2026
OTHER NET INCOME
OTHER NET INCOME

5OTHER NET INCOME

	For the six months
	ended June 30,
	2025	2026
	RMB’000	RMB’000
Government grants	450	9,811
Net loss on disposal of non-current assets	(109)	(123)
Individual income tax handling fee refund	2,692	6,429
Others	(12)	6,495
	3,021	22,612